Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Aerospace & Defense - 2.2%
Huntington Ingalls Industries, Inc.	124,500	$ 24,558,870
Banks - 1.8%
First Citizens BancShares, Inc., Class A	8,745	19,280,014
Beverages - 1.1%
Molson Coors Beverage Co., Class B	223,300	12,225,675
Biotechnology - 0.5%
Biogen, Inc. (A)	39,100	5,627,663
Chemicals - 1.8%
Mosaic Co.	716,900	19,994,341
Consumer Finance - 1.2%
Ally Financial, Inc.	343,992	13,405,368
Consumer Staples Distribution & Retail - 5.1%
Dollar General Corp.	159,200	11,312,752
Dollar Tree, Inc. (A)	216,700	15,894,945
U.S. Foods Holding Corp. (A)	148,200	10,511,826
Walgreens Boots Alliance, Inc.	1,742,708	17,915,038
		55,634,561
Containers & Packaging - 3.3%
Crown Holdings, Inc.	236,100	20,743,746
Graphic Packaging Holding Co.	578,200	15,860,026
		36,603,772
Distributors - 1.6%
LKQ Corp.	462,597	17,296,502
Diversified Telecommunication Services - 1.0%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	927,526	10,675,824
		10,675,824
Electric Utilities - 4.0%
Evergy, Inc.	385,300	24,724,701
OGE Energy Corp.	455,142	19,220,647
		43,945,348
Electronic Equipment, Instruments & Components - 2.5%
TD SYNNEX Corp.	76,600	10,916,266
Vontier Corp.	427,238	16,470,025
		27,386,291
Energy Equipment & Services - 2.4%
Halliburton Co.	658,200	17,126,364
Noble Corp. PLC	295,100	9,457,955
		26,584,319
Entertainment - 1.4%
Warner Bros Discovery, Inc. (A)	1,458,100	15,222,564
Financial Services - 3.6%
Corpay, Inc. (A)	49,500	18,834,255
Global Payments, Inc.	182,100	20,549,985
		39,384,240
	Shares	Value
COMMON STOCKS (continued)
Food Products - 10.4%
Archer-Daniels-Midland Co.	543,200	$ 27,828,136
Conagra Brands, Inc.	678,100	17,556,009
Kraft Heinz Co.	943,900	28,165,976
Lamb Weston Holdings, Inc.	42,500	2,547,450
Post Holdings, Inc. (A)	182,200	19,342,352
Tyson Foods, Inc., Class A	340,200	19,217,898
		114,657,821
Gas Utilities - 1.2%
National Fuel Gas Co.	190,400	13,333,712
Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	738,100	24,032,536
Koninklijke Philips NV (A)(E)	343,575	9,475,799
Zimmer Biomet Holdings, Inc.	132,900	14,549,892
		48,058,227
Health Care Providers & Services - 3.7%
Centene Corp. (A)	381,600	24,433,848
Henry Schein, Inc. (A)	135,700	10,856,000
Labcorp Holdings, Inc.	21,255	5,309,499
		40,599,347
Insurance - 4.9%
Fidelity National Financial, Inc.	324,822	18,894,896
Markel Group, Inc. (A)	12,970	23,719,276
Willis Towers Watson PLC	33,545	11,055,258
		53,669,430
Interactive Media & Services - 3.3%
IAC, Inc. (A)	406,590	17,210,955
Match Group, Inc.	539,400	19,256,580
		36,467,535
IT Services - 0.8%
Cognizant Technology Solutions Corp., Class A	107,600	8,888,836
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	53,208	19,201,703
IQVIA Holdings, Inc. (A)	32,500	6,544,200
		25,745,903
Machinery - 1.4%
CNH Industrial NV	795,468	10,245,628
Middleby Corp. (A)	31,300	5,356,682
		15,602,310
Media - 4.8%
EchoStar Corp., Class A (A)	197,832	5,472,033
Liberty Broadband Corp., Class C (A)	207,170	15,881,652
News Corp., Class A	528,600	14,864,232
Sirius XM Holdings, Inc.	711,729	17,088,614
		53,306,531
Metals & Mining - 1.8%
Commercial Metals Co.	398,500	19,323,265
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.4%
Dominion Energy, Inc.	492,700	$ 27,389,193
NiSource, Inc.	569,000	21,223,700
		48,612,893
Office REITs - 1.1%
JBG SMITH Properties	774,229	12,008,292
Oil, Gas & Consumable Fuels - 2.8%
HF Sinclair Corp.	514,888	18,577,159
Kinder Morgan, Inc.	437,302	12,017,059
		30,594,218
Pharmaceuticals - 5.1%
Jazz Pharmaceuticals PLC (A)	176,100	21,901,557
Perrigo Co. PLC	715,800	17,830,578
Viatris, Inc.	1,412,100	15,928,488
		55,660,623
Professional Services - 4.7%
Amentum Holdings, Inc. (A)	704,900	14,781,753
Clarivate PLC (A)(E)	2,708,900	14,682,238
Jacobs Solutions, Inc.	110,800	15,526,404
SS&C Technologies Holdings, Inc.	88,000	7,123,600
		52,113,995
Specialized REITs - 1.8%
Gaming & Leisure Properties, Inc.	402,975	19,499,960
Specialty Retail - 0.5%
Ulta Beauty, Inc. (A)	12,800	5,275,520
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	58,300	$ 10,785,500
Total Common Stocks (Cost $912,490,754)		1,032,029,270
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (F)	649,750	649,750
Total Other Investment Company (Cost $649,750)		649,750

	Principal	Value
REPURCHASE AGREEMENT - 6.1%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $67,387,918 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $68,725,451.	$ 67,377,811	67,377,811
Total Repurchase Agreement (Cost $67,377,811)		67,377,811
Total Investments (Cost $980,518,315)		1,100,056,831
Net Other Assets (Liabilities) - (0.1)%		(813,621)
Net Assets - 100.0%		$ 1,099,243,210
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$1,032,029,270	$—	$0	$1,032,029,270
Other Investment Company	649,750	—	—	649,750
Repurchase Agreement	—	67,377,811	—	67,377,811
Total Investments	$1,032,679,020	$67,377,811	$0	$1,100,056,831
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $18,188,511, collateralized by cash collateral of $649,750 and non-cash collateral, such as U.S. government securities of $18,454,560. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds